CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Sep. 30, 2016	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash	$ 307,776	$ 22,907	[1]	$ 1,344,737	$ 14,301
Accounts receivable, net of allowance for doubtful accounts of $532,661, $501,758, $177,140, $3,000 on September 30, 2016, June 30, 2016, December 31, 2015, December 31, 2014 respectively	10,181	347,048	[1]	15,567	7,252
Inventories	24,303	177,492	[1]	110,953
Brand participation fee, net				300,000
Prepaid inventories
Prepaid consulting
Other current assets	46,751	100,555	[1]	15,520
Total current assets	389,011	648,002	[1]	1,786,777	21,553
Property and equipment, net of accumulated depreciation of $81,551, $67,883, $40,620, $1,255 at September 30, 2016, June 30, 2016, December 31, 2015, December 31, 2014 respectively	171,958	208,350	[1]	60,674
Deposits	24,376	21,321	[1]	12,800
Total assets	585,345	877,673	[1]	1,860,251	21,553
Current liabilities
Accounts payable and accrued expenses	1,127,695	327,623	[1]	135,563	1,250
Accounts payable and advances - related parties	382,061	37,936	[1]	122,084
Deferred revenue				234,916
Notes payable and advances	1,669,725	842,504	[1]
Accrued interest	114,425	35,052	[1]
Derivative liabilities	1,061,536		[1]
Other current liabilities	222,995	17,924	[1]
Total current liabilities	4,578,437	1,261,039	[1]	492,563	1,250
Total liabilities	4,578,437	1,261,039	[1]		1,250
Commitments and contingencies (Note 10)			[1]
Stockholders' deficit
Series A convertible preferred stock; $0.0001 par value; 25,000,000 shares authorized; 1,917,720 shares issued and outstanding as of September 30, 2016, June 30, 2016, December 31, 2015, December 31, 2014 respectively and 0 shares issued and outstanding at December 31, 2013	192	192	[1]	192
Common stock; $0.0001 par value; 100,000,000 shares authorized; 40,334,673 shares issued and outstanding as of September 30, 2016, June 30, 2016 respectively and 39,894,673 and 39,197,400 shares issued and outstanding on December 31, 2015 and 2014, respectively and 20,552,760 shares issued and outstanding at December 31, 2013	4,034	3,990	[1]	3,920	2,055
Common stock earned but unissued; 463,949 and 302,283 shares as of June 30, 2016 and December 31, 2015, respectively
Additional paid-in-capital	11,327,709	6,180,959	[1]	2,713,016	1,054,907
Accumulated deficit	(15,325,027)	(6,568,507)	[1]	(1,349,440)	(1,036,659)
Total stockholders' deficit	(3,993,092)	(383,366)	[1]	1,367,688	20,303
Total liabilities and stockholders' deficit	$ 585,345	$ 877,673	[1]	$ 1,860,251	$ 21,553

[1]	The condensed consolidated balance sheet as of December 31, 2015 has been derived from the audited consolidated financial statements as of that date.